COMPREHENSIVE INCOME RECLASSIFICATION ADJUSTMENT (Tables)	12 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following information discloses the reclassification adjustments for each component of accumulated other comprehensive income, including the income statement line items that are affected as of June 30, 2015:

Accumulated Other Comprehensive Income Components	Reclassification Amount	Affected Line Item in the Consolidated Statements of Income
Unrealized losses on securities available for sale	$432	Loss on sale of investments
	(166)	Tax expense
Total reclassifications for the period	$266	Reclassification adjustment, net of tax